Income Taxes	12 Months Ended
Dec. 31, 2017
Disclosure of income taxes [Abstract]
Income Taxes
Note 27 – Income Taxes

A.	Components of the Income Taxes

	For the Year Ended December 31
	2017	2016	2015
	$ thousands
Current taxes on income
In respect of current year*	64,291	1,687	25
In respect of prior years	44	92	(294)
Deferred tax income
Creation and reversal of temporary differences	8,474	473	9,312
Total taxes on income	72,809	2,252	9,043

No previously unrecognized tax benefits were used in 2015, 2016 or 2017 to reduce our current tax expense.

*
Current taxes on income for the current year includes $61 million taxes payable in connection with a planned restructuring to simplify the holding structure of some of the companies remaining in the Kenon group subsequent to the Inkia transaction. As a result of this restructuring (which was substantially completed in January 2018), Kenon will hold its interest in OPC directly. Kenon does not expect any further tax liability in relation to any future sales of its interest in OPC.

B.	Reconciliation between the theoretical tax expense (benefit) on the pre-tax income (loss) and the actual income tax expenses

	For the Year Ended December 31
	2017	2016	2015
	$ thousands
(Loss)/profit from continuing operations before income taxes	(135,636)	(426,900)	32,154
Statutory tax rate	17.00%	17.00%	17.00%
Tax computed at the statutory tax rate	(23,058)	(72,573)	5,466

Increase (decrease) in tax in respect of:
Elimination of tax calculated in respect of the Group’s share in losses of associated companies	20,924	31,651	18,880
Income subject to tax at a different tax rate	63,446	(2,548)	7,218
Non-deductible expenses	12,850	41,960	3,944
Exempt income	(7,006)	-	(35,651)
Taxes in respect of prior years	44	92	(294)
Impact of change in tax rate	-	-	-
Changes in temporary differences in respect of which deferred taxes are not recognized	4,285	1,419	580
Tax losses and other tax benefits for the period regarding which deferred taxes were not recorded	350	2,449	8,335
Differences between the measurement base of income reported for tax purposes and the income reported in the financial statements	13	-	(419)
Other differences	961	(198)	984
Taxes on income included in the statement of profit and loss	72,809	2,252	9,043

C.	Deferred tax assets and liabilities

1.	Deferred tax assets and liabilities recognized

The deferred taxes are calculated based on the tax rate expected to apply at the time of the reversal as detailed below. Deferred taxes in respect of subsidiaries were calculated based on the tax rates relevant for each country.

The deferred tax assets and liabilities are derived from the following items:

	Property plant and equipment	Employee benefits	Carryforward of losses and deductions for tax purposes	Other*	Total
	$ thousands
Balance of deferred tax asset (liability) as at January 1, 2016	(123,968)	601	61,943	(73,966)	(135,390)
Changes recorded on the statement of profit and loss	(48,212)	286	28,014	1,741	(18,171)
Changes recorded to equity reserve	—	61	—	(5,249)	(5,188)
Translation differences	(1,495)	15	398	791	(291)
Impact of change in tax rate	7,638	—	(5,620)	(8,875)	(6,857)
Changes in respect of business combinations	(41,456)	748	—	6,355	(34,353)
Balance of deferred tax asset (liability) as at December 31, 2016	(207,493)	1,711	84,735	(79,203)	(200,250)
Changes recorded on the statement of profit and loss	(13,940)	(1,097)	(13,919)	15,845	(13,111)
Changes recorded to equity reserve	-	882	-	(7,024)	(6,142)
Translation differences	(10,046)	24	4,397	1,253	(4,372)
Impact of change in tax rate	575	-	-	-	575
Sale of subsidiaries	140,736	(1,520)	(39,764)	71,095	170,547
Balance of deferred tax asset (liability) as at December 31, 2017	(90,168)	-	35,449	1,966	(52,753)

*	This amount includes deferred tax arising from derivative instruments, intangibles, undistributed profits, non-monetary items and trade receivables distribution.

2.	The deferred taxes are presented in the statements of financial position as follows:

	As at December 31
	2017	2016
	$ thousands
As part of non-current assets	-	25,104
As part of non-current liabilities	(52,753)	(225,354)
	(52,753)	(200,250)

Income tax rate in Israel is 24%, 25% and 26.5% for the years ended December 31, 2017 and December 31, 2016 and 2015, respectively.

On January 4, 2016, Amendment 216 to the Income Tax Ordinance (New Version) – 1961 (hereinafter – “the Ordinance”) was passed in the Knesset. As part of the amendment, OPC’s and Hadera’s income tax rate was reduced by 1.5% to a rate of 25% as from 2016. Furthermore, on December 22, 2016 the Knesset plenum passed the Economic Efficiency Law (Legislative Amendments for Achieving Budget Objectives in the Years 2017 and 2018) – 2016, by which, inter alia, the corporate tax rate would be reduced from 25% to 23% in two steps. The first step will be to a rate of 24% as from January 2017 and the second step will be to a rate of 23% as from January 2018.

As a result of reducing the tax rate to 25%, the deferred tax balances as at January 4, 2016 were calculated according to the new tax rate specified in the Law for the Amendment of the Income Tax Ordinance, at the tax rate expected to apply on the reversal date.

In Singapore, under its one-tier corporate taxation system, profits are taxed at the corporate level at 17% and this is a final tax. Dividends paid by a Singapore resident company under the one-tier corporate tax system should not be taxable.

A Company is liable to pay tax in Singapore on income that is:

•	Accrued in or derived from Singapore; or

•	Received in Singapore from outside of Singapore.

Certain categories of foreign sourced income including,

•	dividend income;

•	trade or business profits of a foreign branch; or

•	service fee income derived from a business, trade or

•	profession carried on through a fixed place of operation in a foreign jurisdiction.
 may be exempted from tax in Singapore.

Tax exemption should be granted when all of the three conditions below are met:

1.	The highest corporate tax rate (headline tax rate) of the foreign jurisdiction from which the income is received is at least 15% at the time the foreign income is received in Singapore;

2.
The foreign income had been subjected to tax in the foreign jurisdiction from which they were received (known as the "subject to tax" condition). The rate at which the foreign income was taxed can be different from the headline tax rate; and

3.	The Tax Comptroller is satisfied that the tax exemption would be beneficial to the person resident in Singapore.

The Comptroller will regard the "subject to tax" condition as having met if the income is exempt from tax in the foreign jurisdiction due to tax incentive granted for substantive business activities carried out in that jurisdiction.

Extension of safe habour under Singapore Budget 2016

Singapore does not impose taxes on disposal gains, which are considered to be capital in nature, but imposes tax on income and gains of a trading nature. As such, whenever a gain is realized on the disposal of an asset, the practice of the IRAS is to rely upon a set of commonly-applied rules in determining the question of capital (not taxable) or revenue (taxable). Under Singapore tax laws, any gains derived by a divesting company from its disposal of ordinary shares in an investee company between June 1, 2012 and May 31, 2022 (extended from May 31, 2017 to May 31, 2022) are generally not taxable if, immediately prior to the date of such disposal, the divesting company has held at least 20% of the ordinary shares in the investee company for a continuous period of at least 24 months.

Deferred tax liability on undistributed earnings

Subsidiaries pay dividends on quarterly basis as long as they are in compliance with covenants derived from the borrowings agreements described in Note 16. Deferred tax is recognized for temporary differences related to undistributed earnings in subsidiaries that will reverse it in the foreseeable future. During 2017, the Group recorded an expense of $3 million in relation to this timing difference ($1 million in 2016).

Distributions of the earnings of foreign subsidiaries are subject to the withholding taxes imposed by the foreign subsidiaries´ jurisdictions of incorporation. I.C. Power does not have funds designated for, or subject to, permanent reinvestment in any country in which it operates.